DEBT - Debt and Lease Restrictions Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Apr. 30, 2016 USD ($) vessel
NR Satu Facility
Debt Instrument [Line Items]
Free liquid assets requirement (at least)	$ 30,000,000
Eskimo SPV
Debt Instrument [Line Items]
Free liquid assets requirement (at least)	30,000,000
Consolidated net worth requirement	$ 123,950,000.00
Eskimo SPV | Minimum
Debt Instrument [Line Items]
Lessor, Operating Lease, Term of Contract	10 years
Percent of outstanding facility amount (at least)	110.00%
Norwegian Bonds
Debt Instrument [Line Items]
Free liquid assets requirement (at least)	$ 30,000,000
$800 million facility | Senior Secured Credit Facility
Debt Instrument [Line Items]
Face amount of debt instrument		$ 800,000,000.0
Free liquid assets requirement (at least)	30,000,000.0
Consolidated net worth requirement	$ 250,000,000.0
Number of vessels as collateral | vessel		7
Percent of outstanding facility amount (at least)	110.00%